COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Allowance for accounts receivables | ¥	¥ 6,249	¥ 7,294
Allowance for contract assets | ¥	459	1,223
Allowance for amounts due from related parties | ¥	¥ 0	¥ 0
Redeemable shares, issued	54,551,513	54,551,513
Redeemable shares, outstanding	54,551,513	54,551,513
Class A
Ordinary shares, authorized	35,000,000	35,000,000
Ordinary shares, issued	30,033,379	30,033,379
Ordinary shares, outstanding	30,033,379	30,033,379
Class B
Ordinary shares, authorized	150,000,000	150,000,000
Ordinary shares, issued	30,949,701	30,949,701
Ordinary shares, outstanding	30,949,701	30,949,701